Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	₩ 122,670
Accounts payable	320,200
Other payables	121,846
Total payables	564,716
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	52,775
Other payables	438
Total payables	53,213
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	25
Other payables	1,194
Total payables	1,219
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	1,572
Accounts payable	112,960
Other payables	8,717
Total payables	123,249
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	10,860
Accounts payable	22,072
Other payables	11
Total payables	32,943
POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	19,911
Accounts payable	58,725
Other payables	19,012
Total payables	97,648
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Other payables	1,425
Total payables	1,425
POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	161
Accounts payable	1,881
Other payables	5,304
Total payables	7,346
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	467
Accounts payable	71
Total payables	538
POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Accounts payable	221
Total payables	221
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	7,839
Total payables	7,839
Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	33,183
Accounts payable	36,591
Other payables	85,745
Total payables	155,519
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	73,993
Accounts payable	285,321
Other payables	121,846
Total payables	481,160
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	3,275
Accounts payable	34,803
Total payables	38,078
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	22,188
Total payables	22,188
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	22,997
Total payables	22,997
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	217
Accounts payable	76
Total payables	293
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	48,677
Accounts payable	34,879
Total payables	83,556
Posco [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,046,649	₩ 1,980,600
Other receivables	70,447	78,631
Total receivables	2,117,096	2,059,231
Trade accounts and notes payable		155,922
Accounts payable		224,238
Other payables		84,112
Total payables		464,272
Posco [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	57	2
Other receivables	5,181	2,908
Total receivables	5,238	2,910
Accounts payable		21,965
Other payables		674
Total payables		22,639
Posco [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	55,598	58,184
Other receivables	317	324
Total receivables	55,915	58,508
Accounts payable		5
Other payables		504
Total payables		509
Posco [member] | POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		55
Other receivables	229	217
Total receivables	229	272
Trade accounts and notes payable		1,458
Accounts payable		72,586
Other payables		27,009
Total payables		101,053
Posco [member] | eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable		12,252
Accounts payable		31,899
Other payables		20
Total payables		44,171
Posco [member] | POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	40,258	61,810
Other receivables	3,883	3,589
Total receivables	44,141	65,399
Trade accounts and notes payable		51,774
Accounts payable		20,313
Other payables		17,568
Total payables		89,655
Posco [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	22,163	33,239
Other receivables	1,700	1,673
Total receivables	23,863	34,912
Other payables		1,425
Total payables		1,425
Posco [member] | POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	437,554	483,915
Other receivables	1,056	12,739
Total receivables	438,610	496,654
Trade accounts and notes payable		10,213
Accounts payable		2,145
Other payables		5,794
Total payables		18,152
Posco [member] | POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	71,189	57,826
Total receivables	71,189	57,826
Trade accounts and notes payable		1,204
Total payables		1,204
Posco [member] | POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	14,338	5,365
Total receivables	14,338	5,365
Posco [member] | POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	480,205	404,857
Other receivables	1,047	541
Total receivables	481,252	405,398
Trade accounts and notes payable		9,811
Accounts payable		24
Total payables		9,835
Posco [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	52,037	31,693
Total receivables	52,037	31,693
Posco [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	101,179	55,695
Other receivables	218	530
Total receivables	101,397	56,225
Posco [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	390,413	392,630
Other receivables	1,428	5,733
Total receivables	391,841	398,363
Posco [member] | Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	379,950	384,385
Other receivables	54,407	49,403
Total receivables	434,357	433,788
Trade accounts and notes payable		15,038
Accounts payable		59,575
Other payables		31,118
Total payables		105,731
Posco [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,044,941	1,969,656
Other receivables	69,466	77,657
Total receivables	2,114,407	2,047,313
Trade accounts and notes payable		101,750
Accounts payable		208,512
Other payables		84,112
Total payables		394,374
Posco [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	249	1,946
Other receivables	10	9
Total receivables	259	1,955
Trade accounts and notes payable		3,842
Accounts payable		15,723
Total payables		19,565
Posco [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	541	648
Other receivables	61	61
Total receivables	602	709
Trade accounts and notes payable		49,506
Accounts payable		3
Total payables		49,509
Posco [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	918	8,350
Other receivables	910	904
Total receivables	1,828	9,254
Trade accounts and notes payable		824
Total payables		824
Posco [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,708	10,944
Other receivables	981	974
Total receivables	₩ 2,689	11,918
Trade accounts and notes payable		54,172
Accounts payable		15,726
Total payables		₩ 69,898